Average Annual Total Returns{- Construction and Housing Portfolio} - 02.28 Select Portfolios: Group 1 Consumer Discretionary Sector Combo PRO-21 - Construction and Housing Portfolio	Construction and Housing Portfolio-Default Return Before Taxes Past 1 year	Construction and Housing Portfolio-Default Return Before Taxes Past 5 years	Construction and Housing Portfolio-Default Return Before Taxes Past 10 years	Construction and Housing Portfolio-Default After Taxes on Distributions Past 1 year	Construction and Housing Portfolio-Default After Taxes on Distributions Past 5 years	Construction and Housing Portfolio-Default After Taxes on Distributions Past 10 years	Construction and Housing Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Construction and Housing Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Construction and Housing Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1504 Past 1 year	F1504 Past 5 years	F1504 Past 10 years
Total	57.55%	24.34%	20.52%	55.08%	21.39%	18.31%	35.04%	18.67%	16.58%	28.71%	18.47%	16.55%	53.79%	21.95%	20.59%